Shareholder Report, Average Annual Return (Details)	8 Months Ended
Jul. 31, 2026
C000265968 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.91%
RussellIdeal Ratings Manzil Halal USA Broad Market Custom Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%